STATEMENT OF STOCKHOLDERS' DEFICIT (USD $)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning balance, value at Dec. 31, 2011	$ (15,934,292)	$ 116	$ 9,511,160	$ (25,445,568)
Beginning balance, shares at Dec. 31, 2011		115,510
Employee stock option expense	111,091		111,091
Net loss for the year	(7,270,030)			(7,270,030)
Ending balance, value at Dec. 31, 2012	(23,093,231)	116	9,622,251	(32,715,598)
Ending balance, Shares at Dec. 31, 2012		115,510
Employee stock option expense	111,091		111,091
Net loss for the year	(9,561,280)			(9,561,280)
Ending balance, value at Dec. 31, 2013	$ (32,543,420)	$ 116	$ 9,733,342	$ (42,276,878)
Ending balance, Shares at Dec. 31, 2013		115,510